Schedule of Warrants Outstanding Fair Value Assumption (Details) - $ / shares		3 Months Ended		12 Months Ended
	Mar. 02, 2022	Sep. 30, 2022	Sep. 19, 2022	Jun. 30, 2022	Jun. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years				2 years 9 months 21 days	2 years 9 months 3 days
Expected volatility				150.82%	132.60%
Risk-free interest rate				0.45%	0.32%
Dividend yield
September 2022 Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years		5 years	5 years
Expected volatility		167.00%	167.00%
Risk-free interest rate		4.06%	3.69%
Dividend yield
Conversion / exercise price		$ 0.25	$ 0.25
March 2022 Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years		5 years		5 years
Active market		Nasdaq		Nasdaq
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased		$ 0.07		$ 0.12
Monte Carlo [Member] | Senior Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years				11 months 1 day
Expected volatility				137.11%
Risk-free interest rate				2.72%
Dividend yield
Conversion / exercise price		$ 2.1832		$ 2.1832
De-leveraged volatility				62.88%
Monte Carlo [Member] | Series A and Series B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years		8 months 1 day
Expected volatility		177.29%
Risk-free interest rate		3.89%
Dividend yield
Conversion / exercise price		$ 17.50		$ 17.50	$ 17.50
Monte Carlo [Member] | Series A and Series B Warrant [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years		2 years		2 years	2 years
Expected volatility		135.00%		125.00%	120.00%
Risk-free interest rate		3.96%		2.75%	0.24%
De-leveraged volatility		64.08%
Monte Carlo [Member] | Series A and Series B Warrant [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years		4 years		4 years	4 years
Expected volatility		190.00%		133.00%	140.00%
Risk-free interest rate		4.24%		2.98%	0.65%
Monte Carlo [Member] | March 2022 Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term remaining, in years	5 years
Expected volatility	139.00%
Risk-free interest rate	1.74%
Dividend yield
Conversion / exercise price	$ 1.00